PROVISION FOR LITIGATION - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Provision on legal proceedings, current	R$ 931,364	R$ 1,518,387
NONCURRENT
Provision on legal proceedings, non-current	23,196,295	23,033,963
Provision on legal proceedings	24,127,659	24,552,350
Labor
CURRENT
Provision on legal proceedings, current	884,044	1,233,401
NONCURRENT
Provision on legal proceedings, non-current	21,327,263	20,049,730
Provision on legal proceedings	1,567,818	2,636,458
Tax
CURRENT
Provision on legal proceedings, current	45,611	278,104
NONCURRENT
Provision on legal proceedings, non-current	1,522,207	2,358,354
Provision on legal proceedings	348,534	632,761
Civil
CURRENT
Provision on legal proceedings, current	1,709	6,882
NONCURRENT
Provision on legal proceedings, non-current	346,825	625,879
Provision on legal proceedings	R$ 22,211,307	R$ 21,283,131